CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash	¥ 189,905	$ 27,352	¥ 485,440
Restricted cash, current portion	518,494	74,679	555,035
Short-term investment			60,000
Accounts receivable (net of allowance of RMB1,781 and RMB 57 (US$8) and including amount due from related party amounting to nil and RMB8,468 (US$1,220) as of December 31, 2015 and 2016, respectively)	189,589	27,306	218,254
Inventories	5,923	853	3,897
Prepayments and other current assets (net of reserve of RMB4,798 and RMB4,798 (US$691) and including amount due from related party amounting to RMB3,321 and RMB14,028 (US$2,020 ) as of December 31, 2015 and 2016, respectively)	161,812	23,306	77,503
Net investment in direct financing leases, current portion	59,060	8,506	100,988
Assets held-for-sale	70,073	10,092
Total current assets	1,194,856	172,094	1,501,117
Non-current assets:
Restricted cash, non-current portion	50,000	7,201
Prepaid land lease payments	441,810	63,634	429,779
Property, plant and equipment, net	775,338	111,672	918,815
Intangible assets, net	17,188	2,476	43,453
Deposits for non-current assets (net of reserve of RMB26,552 and RMB30,860 (US$4,444) as of December 31, 2015 and 2016, respectively)	268,747	38,708	251,058
Net investment in direct financing leases, non-current portion (including amount due from related party amounting to RMB28,362 and nil as of December 31, 2015 and 2016, respectively)	27,190	3,916	108,917
Deferred tax assets			31,516
Equity method investments	210,088	30,259	230,981
Cost method investments	22,160	3,192	22,160
Prepayment for long-term investment	181,500	26,141
Other non-current assets	39,726	5,722	55,795
Total non-current assets	2,033,747	292,921	2,092,474
Total assets	3,228,603	465,015	3,593,591
Current liabilities:
Short-term bank and other borrowings	562,372	80,998	565,994
Long-term bank and other borrowings, current portion	82,632	11,901	350,786
Accounts payable	2,038	295	808
Accrual for purchases of property, plant and equipment	3,594	518	4,881
Accrued expenses and other liabilities (including interest payable to related party of RMB4,508 and RMB5,894 (US$849) as of December 31, 2015 and 2016, respectively)	273,590	39,405	227,840
Income tax payable	24,124	3,475	67,258
Deferred revenue, current portion	214	31	1,522
Dividend payable	2,495	359	288,157
Total current liabilities	951,059	136,982	1,507,246
Non-current liabilities:
Long-term bank and other borrowings, non-current portion (including loan from related party of RMB161,945 and RMB172,575 (US$24,856) as of December 31, 2015 and 2016, respectively)	215,671	31,063	272,266
Deferred tax liabilities	49,658	7,152	50,762
Long-term secured borrowings	248,604	35,806	326,487
Advances from long term investment	528,896	76,177
Other long-term liabilities	2,945	424	3,042
Total non-current liabilities	1,045,774	150,622	652,557
Total liabilities	1,996,833	287,604	2,159,803
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares—500,000,000; issued shares—142,353,532 as of December 31, 2015 and 2016; outstanding shares—132,994,201 and 130,091,977 as of December 31, 2015 and 2016, respectively)	105	15	105
Treasury stock (9,359,331 shares and 12,261,555 shares as of December 31, 2015 and 2016, respectively)	(8)	(1)	(6)
Additional paid-in capital	1,852,245	266,779	1,774,330
Accumulated other comprehensive loss	(87,968)	(12,670)	(46,574)
Accumulated deficit	(598,196)	(86,158)	(336,329)
Total Concord Medical Services Holdings Limited shareholders’ equity	1,166,178	167,965	1,391,526
Noncontrolling interests	65,592	9,446	42,262
Total equity	1,231,770	177,411	1,433,788
Total liabilities and equity	¥ 3,228,603	$ 465,015	¥ 3,593,591